Financial Instruments - Company's Financial Instruments Used to Hedge Its Exposure to Foreign Exchange Rates, Interest Rates and Commodity Risks (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Maturity 1-6 months [member] | Interest rate swap contract [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure		$ 0
Average Exchange Rate		0
Maturity 1-6 months [member] | Treasury Locks [Member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 10,365,000
Maturity 1-6 months [member] | Average exchange rate (MXN/USD) [member] | Forward agreements to purchase foreign currency [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 3,742,000	$ 3,484,000
Average Exchange Rate	20.00	20.19
Maturity 1-6 months [member] | Average exchange rate (MXN/USD) [member] | Currency swap contract [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 9,423,000	$ 0
Average Exchange Rate	19.54	0
Maturity 1-6 months [member] | Average exchange rate (BRL/USD) [member] | Forward agreements to purchase foreign currency [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 697,000	$ 805,000
Average Exchange Rate	4.04	3.75
Maturity 1-6 months [member] | Average exchange rate (BRL/USD) [member] | Currency swap contract [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average Exchange Rate	0	0
Maturity 1-6 months [member] | Average exchange rate (COP/USD) [member] | Forward agreements to purchase foreign currency [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 220,000	$ 429,000
Average Exchange Rate	3,491	2,851
Maturity 1-6 months [member] | Average exchange rate (COP/USD) [member] | currency option contract [Member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 107,000
Average Exchange Rate	3,252
Maturity 1-6 months [member] | Average exchange rate (ARS/USD) [member] | Forward agreements to purchase foreign currency [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 137,000	$ 339,000
Average Exchange Rate	79.23	43.31
Maturity 1-6 months [member] | Average exchange rate (UYU/USD) [member] | Forward agreements to purchase foreign currency [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 335,000	$ 196,000
Average Exchange Rate	37.55	32.9
Maturity 1-6 months [member] | Average interest rate [Member] | Interest rate swap contract [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0
Average Exchange Rate	0
Maturity 1-6 months [member] | Average interest rate [Member] | Treasury Locks [Member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Average Exchange Rate	1.81
Maturity 1-6 months [member] | Aluminum price contracts [member] | Commodity price risk [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 276,000	$ 189,000
Maturity 1-6 months [member] | Average price (USD/Ton) one [member] | Commodity price risk [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	1,796,000	1,975,000
Maturity 1-6 months [member] | Sugar price contracts [member] | Commodity price risk [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	1,192,000	725,000
Maturity 1-6 months [member] | Average price (USD cent/Lb)[member] | Commodity price risk [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	13,090	12,860
Maturity 1-6 months [member] | PX MEG price [member] | Commodity price risk [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	160,000	739,000
Maturity 1-6 months [member] | Average price (USD /Ton) two [member] | Commodity price risk [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	848,000	1,077,000
6-12 months [member] | Interest rate swap contract [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 4,365,000	$ 4,013,000
Average Exchange Rate	8.34	6.29
6-12 months [member] | Average exchange rate (MXN/USD) [member] | Forward agreements to purchase foreign currency [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 2,086,000	$ 683,000
Average Exchange Rate	20.20	20.75
6-12 months [member] | Average exchange rate (MXN/USD) [member] | Currency swap contract [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average Exchange Rate	0	0
6-12 months [member] | Average exchange rate (BRL/USD) [member] | Forward agreements to purchase foreign currency [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 303,000	$ 337,000
Average Exchange Rate	4.16	3.83
6-12 months [member] | Average exchange rate (BRL/USD) [member] | Currency swap contract [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 4,365,000	$ 4,652,000
Average Exchange Rate	3.41	3.36
6-12 months [member] | Average exchange rate (COP/USD) [member] | Forward agreements to purchase foreign currency [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 85,000	$ 63,000
Average Exchange Rate	3,460	2,976
6-12 months [member] | Average exchange rate (COP/USD) [member] | currency option contract [Member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0
Average Exchange Rate	0
6-12 months [member] | Average exchange rate (ARS/USD) [member] | Forward agreements to purchase foreign currency [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average Exchange Rate	0	0
6-12 months [member] | Average exchange rate (UYU/USD) [member] | Forward agreements to purchase foreign currency [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 87,000	$ 159,000
Average Exchange Rate	40.03	33.97
6-12 months [member] | Average interest rate [Member] | Treasury Locks [Member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0
Average Exchange Rate	0
6-12 months [member] | Aluminum price contracts [member] | Commodity price risk [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 118,000	$ 75,000
6-12 months [member] | Average price (USD/Ton) one [member] | Commodity price risk [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	1,812,000	1,986,000
6-12 months [member] | Sugar price contracts [member] | Commodity price risk [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	361,000	498,000
6-12 months [member] | Average price (USD cent/Lb)[member] | Commodity price risk [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	12,730	13,110
6-12 months [member] | PX MEG price [member] | Commodity price risk [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	160,000	565,000
6-12 months [member] | Average price (USD /Ton) two [member] | Commodity price risk [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	848,000	1,040,000
More than 12 months [member] | Interest rate swap contract [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure		$ 8,594,000
Average Exchange Rate		8.15
More than 12 months [member] | Average exchange rate (MXN/USD) [member] | Forward agreements to purchase foreign currency [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average Exchange Rate	0	0
More than 12 months [member] | Average exchange rate (MXN/USD) [member] | Currency swap contract [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 8,292,000	$ 18,502,000
Average Exchange Rate	19.92	19.72
More than 12 months [member] | Average exchange rate (BRL/USD) [member] | Forward agreements to purchase foreign currency [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average Exchange Rate	0	0
More than 12 months [member] | Average exchange rate (BRL/USD) [member] | Currency swap contract [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 9,046,000	$ 18,042,000
Average Exchange Rate	4.00	3.59
More than 12 months [member] | Average exchange rate (COP/USD) [member] | Forward agreements to purchase foreign currency [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average Exchange Rate	0	0
More than 12 months [member] | Average exchange rate (COP/USD) [member] | currency option contract [Member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0
Average Exchange Rate	0
More than 12 months [member] | Average exchange rate (ARS/USD) [member] | Forward agreements to purchase foreign currency [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average Exchange Rate	0	0
More than 12 months [member] | Average exchange rate (UYU/USD) [member] | Forward agreements to purchase foreign currency [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
Average Exchange Rate	0	0
More than 12 months [member] | Average interest rate [Member] | Interest rate swap contract [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0
Average Exchange Rate	0
More than 12 months [member] | Average interest rate [Member] | Treasury Locks [Member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0
Average Exchange Rate	0
More than 12 months [member] | Aluminum price contracts [member] | Commodity price risk [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0
More than 12 months [member] | Average price (USD/Ton) one [member] | Commodity price risk [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	0	0
More than 12 months [member] | Sugar price contracts [member] | Commodity price risk [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	98,000	0
More than 12 months [member] | Average price (USD cent/Lb)[member] | Commodity price risk [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	13,450	0
More than 12 months [member] | PX MEG price [member] | Commodity price risk [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	0	0
More than 12 months [member] | Average price (USD /Ton) two [member] | Commodity price risk [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 0	$ 0